BORROWINGS - Note Payable and Subordinated Notes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term debt	$ 38,448,000	$ 43,368,000
Line of Credit
Debt Instrument [Line Items]
Long-term debt	12,498,000	7,975,000
Line of credit facility, maximum borrowing capacity	$ 25,000,000
Line of Credit | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate	250.00%
Federal Home Loan Bank Advances
Debt Instrument [Line Items]
Long-term debt	$ 25,950,000	30,900,000
Federal Home Loan Bank Advances | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.31%
Federal Home Loan Bank Advances | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.57%
Subordinated Debt
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 4,493,000
Interest rate, stated percentage	6.625%
Subordinated Debt | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate	5.412%